Inventory	12 Months Ended
Dec. 31, 2017
Inventory [Abstract]
INVENTORY
5.	INVENTORY

Inventory consisted of the following:

	December 31	December 31
	2017	2016
Finished goods for sale	$272,402	$-
Less: Allowance for write downs	-	-
	$272,402	$-

The Company does not provide allowance for its inventory as all the inventories were sold subsequently.